Significant Accounting Policies (Tables)	8 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Significant Accounting Policies (Tables) [Line Items]
Schedule of Fair Value of Preferred Stock Warrant Liability	At December 31, 2023 and 2022, the fair value of the Company’s preferred stock warrant liability (see Note 7 for details) was classified as follows:
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability	$-	$-	$320,117	$320,117
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability	$-	$-	$610,381	$610,381

Schedule of Fair Value Measurement Using Significant Inputs (Level 3)	The change in the fair value measurement using significant inputs (Level 3) is summarized below:
Balance at December 31, 2021	$647,373
Gain on revaluation of warrant liability	(36,992)
Balance at December 31, 2022	$610,381
Gain on revaluation of warrant liability	(290,264)
Balance at December 31, 2023	$320,117

Schedule of Basic and Diluted Net Income Per Share	The following table summarizes the number of shares of Common Stock issuable upon conversion or exercise, as applicable, of convertible securities, stock options, and warrants that were not included in the calculation of diluted net loss per share because such shares are antidilutive:
	September 30, 2024	September 30, 2023
	(Successor)	(Predecessor)
Conversion of convertible preferred stock issued and outstanding	84,770,124	27,920,467
Conversion of convertible preferred stock underlying convertible preferred stock warrants	49,797,736	1,849,638
Exercise of common warrants into common stock	18,305,411	-
Common stock reserved for employee stock option plan (ESPP)	527,182	-
Common stock underlying outstanding options	2,657,486	894,500
	156,057,939	30,664,605
The following table summarizes the number of shares of common stock issuable upon conversion or exercise, as applicable, of convertible securities, warrants and restricted stock that were not included in the calculation of diluted net loss per share because such shares are antidilutive:
	Year ended December 31,
	2023	2022
Common stock options	782,499	1,138,110
Convertible preferred stock	27,920,467	27,920,467
Convertible preferred warrants	1,849,638	1,849,638
	30,552,604	30,908,215

PHOENIX BIOTECH ACQUISITION CORP. [Member]
Significant Accounting Policies (Tables) [Line Items]
Schedule of Cash and Restricted Cash	The cash and restricted cash balances included in the balance sheets as of December 31, 2023 and 2022, are comprised of the following:
	December 31,
	2023	2022

Cash	$96,873	$475,870
Restricted cash	—	41,665,974
Total cash and restricted cash	$96,873	$42,141,844

Schedule of Total Provision Benefit For Income Taxes	The total provision benefit for income taxes is comprised of the following:
	December 31, 2023	December 31, 2022
Current expense	$(94,819)	$(599,159)
Deferred tax benefit	—	—
Change in valuation allowance	—	—
Total income tax (expense) benefit	$(94,819)	$(599,159)

Schedule of Net Deferred Tax Assets and Liabilities in the Accompanying Balance Sheets	The net deferred tax assets in the accompanying balance sheets included the following components:
	December 31, 2023	December 31, 2022
Deferred tax assets	$607,516	$596,692
Deferred tax liabilities	—	—
Valuation allowance for deferred tax assets	(607,516)	(596,692)
Net deferred tax assets	$—	$—

Schedule of Deferred Tax Assets	The deferred tax assets as of December 31, 2023 and 2022 were comprised of the tax effect of cumulative temporary differences as follows:
	December 31, 2023	December 31, 2022
General and administration expenses before business combination	$607,516	$596,692
Valuation allowance for deferred tax assets	(607,516)	(596,692)
Total	$—	$—

Schedule of Reconciliation of the Statutory Federal Income Tax Provision (Benefit) to the Company’s Effective Tax Rate	A reconciliation of the statutory federal income tax provision (benefit) to the Company’s effective tax rate is as follows:
	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Valuation allowance	(17.33)%	852.7%
Income tax provision (benefit)	3.67%	873.7%

Schedule of Class A Common Stock Subject to Possible Redemption	At December 31, 2023 and 2022, the Class A common stock subject to possible redemption reflected in the balance sheets is reconciled in the following table:
Class A common stock subject to possible redemption, December 31, 2021	$178,500,000
Plus: Accretion of carrying value to redemption value	2,662,553
Less: redemption of shares	(167,693,708)
Class A common stock subject to possible redemption, December 31, 2022	$13,468,845
Less: Redemption	(5,638,880)
Plus: Accretion of carrying value to redemption value	606,346
Class A common stock subject to possible redemption, December 31, 2023	$8,436,311

Schedule of Basic and Diluted Net Income Per Share	The tables below present a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of stock.
	For the Year Ended December 31,
	2023		2022
	Class A common stock	Class B Common stock	Class A common stock	Class B Common stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$(1,641,020)	$(895,213)	$(531,288)	$(136,448)
Denominator:
Weighted average shares outstanding	4,224,247	2,304,421	17,896,428	4,596,250
Basic and diluted net income per share	$(0.39)	$(0.39)	$(0.03)	$(0.03)